UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Castine Capital Management, LLC

Address:  One International Place
          Suite 2401
          Boston, Massachusetts 02110

13F File Number: 028-12177

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Magidson
Title:  Managing Member
Phone:  (617) 310-5190


Signature, Place and Date of Signing:

/s/ Paul Magidson             Boston, Massachusetts          February 13, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total:  $167,767
                                        (thousands)


List of Other Included Managers: NONE

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN  2       COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS  CUSIP      (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS   SOLE   SHARED NONE
AON CORP                        COM             037389103  15,760      345,000 SH            SOLE     NONE       345,000
BANK OF AMERICA CORPORATION     COM             060505104   4,890      347,316 SH            SOLE     NONE       347,316
BCSB BANCORP INC                COM             055367106   1,307      150,000 SH            SOLE     NONE       150,000
BENJAMIN FRANKLIN BANCORP INC   COM             082073107   5,998      402,044 SH            SOLE     NONE       402,044
CAPE BANCORP INC                COM             139209100   5,974      645,813 SH            SOLE     NONE       645,813
CENTURY BANCORP INC             CL A NON VTG    156432106   3,732      236,981 SH            SOLE     NONE       236,981
CITIZENS REPUBLIC BANCORP IN    COM             174420109   8,330    2,795,365 SH            SOLE     NONE     2,795,365
COMERICA INC                    COM             200340107   2,381      119,927 SH            SOLE     NONE       119,927
COMMUNITY BANKERS TR CORP       COM             203612106   1,343      447,762 SH            SOLE     NONE       447,762
DANVERS BANCORP INC             COM             236442109   6,595      493,275 SH            SOLE     NONE       493,275
DIME CMNTY BANCSHARES           COM             253922108   1,539      115,700 SH            SOLE     NONE       115,700
ESSA BANCORP INC                COM             29667D104   6,590      466,357 SH            SOLE     NONE       466,357
FIRST OPPORTUNITY FD INC        COM             33587T108     200       39,300 SH            SOLE     NONE        39,300
FREIGHTCAR AMER INC             COM             357023100   1,991      109,000 SH            SOLE     NONE       109,000
GATX CORP                       COM             361448103   8,517      275,000 SH            SOLE     NONE       275,000
GOLDLEAF FINANCIAL SOLUTIONS    COM NEW         38144H208   1,406    1,900,000 SH            SOLE     NONE     1,900,000
GREENLIGHT CAPITAL RE LTD       CL A            G4095J109   8,454      650,800 SH            SOLE     NONE       650,800
HOME FED BANKCORP INC MD        COM             43710G105   7,569      706,018 SH            SOLE     NONE       706,018
LENNAR CORP                     CL B            526057302  14,001    2,160,700 SH            SOLE     NONE     2,160,700
LOEWS CORP                      COM             540424108   9,323      330,000 SH            SOLE     NONE       330,000
MERIDIAN INTERSTAT BANCORP I    COM             58964Q104   3,700      400,000 SH            SOLE     NONE       400,000
MF GLOBAL LTD                   SHS             G60642108   1,836      900,000 SH            SOLE     NONE       900,000
MFA MTG INVTS INC               COM             55272X102   3,411      579,146 SH            SOLE     NONE       579,146
MGIC INVT CORP WIS              COM             552848103   3,550    1,020,000 SH            SOLE     NONE     1,020,000
NATIONAL CITY CORP              COM             635405103   2,208    1,220,000 SH            SOLE     NONE     1,220,000
NEWPORT BANCORP INC             COM             651754103   4,449      387,231 SH            SOLE     NONE       387,231
PLATINUM UNDERWRITER HLDGS L    COM             G7127P100   3,363       93,200 SH            SOLE     NONE        93,200
PROVIDENT FINL HLDGS INC        COM             743868101   2,802      619,832 SH            SOLE     NONE       619,832
SPECIALTY UNDERWRITERS' ALLIA   COM             84751T309     237       90,000 SH            SOLE     NONE        90,000
STATE BANCORP INC N.Y.          COM             855716106   1,296      133,043 SH            SOLE     NONE       133,043
SUN BANCORP INC                 COM             86663B102   1,823      243,353 SH            SOLE     NONE       243,353
UNITED FINANCIAL BANCORP INC    COM             91030T109   9,520      628,783 SH            SOLE     NONE       628,783
VIEWPOINT FINL GROUP            COM             926727108   1,628      101,442 SH            SOLE     NONE       101,442
WHITE MTNS INS GROUP LTD        COM             G9618E107   8,013       30,000 SH            SOLE     NONE        30,000
WILLIS LEASE FINANCE CORP       COM             970646105   4,032      435,001 SH            SOLE     NONE       435,001


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